Fair Value of Financial Instruments and Derivatives Instruments - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€) derivative	Dec. 31, 2024 EUR (€) derivative	Dec. 31, 2024 USD ($) derivative	Dec. 31, 2023 USD ($) derivative
Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Bunker fuel, sulphur content	3.50%
Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Bunker fuel, sulphur content	0.50%
Foreign Currency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, number of instruments held	5	7	7	5
Derivative, notional amount	€ 45,000,000	€ 60,000,000	$ 65,343	$ 48,917